Derivative liabilities (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 USD ($)	Nov. 05, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Fair value of put and call options on business combination				$ 691
Risk-free interest rate	1.39%
Expected volatility	47.99%
Expected dividend yield	0.14%
Fair value gain on change in fair value of derivative liabilities	$ 4,588		$ (1,511)
Ely Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase common shares outstanding | shares	8,849,251	8,849,251
Exercise of warrants per common share | shares	0.2450
Additional exercise price of per warrants in cash | $ / shares		$ 0.0001
Expected Life Of Warrant	7 months 20 days
Fair value gain on change in fair value of derivative liabilities	$ 3,999
Ely Warrants [member] | Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.75%
Ely Warrants [member] | Historical volatility for shares, measurement input [member]
IfrsStatementLineItems [Line Items]
Expected volatility	40.00%
Ely Warrants [member] | Expected dividend yield [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Ely Warrants [member] | Estimated forfeiture rate [member]
IfrsStatementLineItems [Line Items]
Estimated forfeiture rate	0.00%
Abitibi [Member] | Put and Call Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of put and call options on business combination				$ 691
Fair value gain on change in fair value of derivative liabilities	$ 589